Annual Fund Operating Expenses - Conservative Allocation Portfolio - Conservative Allocation Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.13%